Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000035521
Shareholder Report [Line Items]
Trading Symbol	CPMPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-618-3456
Additional Information Website	http://funddocs.filepoint.com/changingparametersfund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Changing Parameters Fund	$204	1.97%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.97%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Changing Parameters Fund	7.11%	5.73%	4.27%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Material Change Date	Jul. 31, 2024
AssetsNet	$ 92,718,562
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,332,693
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,718,562
Number of Portfolio Holdings	8
Advisory Fee	$1,332,693
Portfolio Turnover	254%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Open End Funds	97.3%